Statements of Changes in Net Assets Available for Benefits - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Income :
Net appreciation in fair value of investments	$ 136,097,209	$ 120,921,012
Interest and dividend income	9,922,566	9,889,524
Net Investment Income	146,019,775	130,810,536
Interest Income on Notes Receivable from Participants	331,231	283,054
Contributions:
Participant contributions	28,474,900	26,685,043
Employer contributions	14,007,748	13,451,429
Other employer contributions	0	47,088
Rollover contributions	4,119,580	4,794,593
Total Contributions	46,602,228	44,978,153
Total Additions	192,953,234	176,071,743
Deductions:
Benefits paid to participants	92,476,644	94,474,729
Administrative expenses	405,398	425,393
Other expenses	0	33,118
Total Deductions	92,882,042	94,933,240
Increase in Net Assets	100,071,192	81,138,503
Net Assets Available for Benefits, beginning of year	843,870,434	762,731,931
Net Assets Available for Benefits, end of year	$ 943,941,626	$ 843,870,434